Taxes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 17, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes (Details) [Line Items]
Description of income tax		The applicable VAT rate is 6% for general taxpayers and 3% for small-scale taxpayer.
Statutory income tax rate, percentage		5.00%
Preferential tax rate		15.00%
Description of income tax law		Therefore, SDH is eligible to enjoy a preferential tax rate of 15% from 2017 to 2023 to the extent it has taxable income under the EIT Law.
Income tax rate policy, description	the State Taxation Administration issues the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately US$155,003, their income is reduced by 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While the portion of annual taxable income exceeding RMB1,000,000, approximately US$155,003, but not more than RMB3,000,000, approximately US$465,008, which is essentially resulting in a favorable income tax rate of 10%.
PRC EIT rate		25.00%	25.00%	25.00%
Accumulated operating loss		$ 4,745,479	$ 1,106,920
Valuation allowance		$1,218,319
Hong Kong [Member]
Taxes (Details) [Line Items]
Rate of income tax, description		From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.
China [Member]
Taxes (Details) [Line Items]
Statutory income tax rate, percentage		25.00%